Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of Operating Segments

2019	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$352,385	$125,282	$140,156	$—	$—	$—	$617,823
Production costs	137,080	50,733	147,026	—	—	—	334,839
Depreciation and amortization	63,949	47,659	41,510	—	—	—	153,118
Earnings (loss) from mine operations	$151,356	$26,890	$(48,380)	$—	$—	$—	$129,866

Other significant items of income and expense
Reversal of impairment (note 12)	$(85,224)	$—	$—	$—	$(11,690)	$—	$(96,914)
Write-down of assets	105	—	6,177	16	—	—	6,298
Exploration and evaluation expenses	2,593	1,905	3,223	4,887	381	1,654	14,643
Income tax expense (recovery)	57,518	(2,727)	(14,305)	(1,110)	249	146	39,771

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$62,887	$75,328	$39,349	$24	$3,476	$39	$181,103
Capitalized interest	—	3,848	—	—	—	—	3,848

Information about assets and liabilities
Property, plant and equipment	$791,354	$606,274	$2,067,719	$415,150	$204,419	$3,286	$4,088,202
Goodwill	—	92,591	—	—	—	—	92,591
	$791,354	$698,865	$2,067,719	$415,150	$204,419	$3,286	$4,180,793

Debt, including current portion	$—	$—	$—	$—	$—	$479,732	$479,732

2018	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$348,528	$—	$110,488	$—	$—	$—	$459,016
Production costs	174,081	—	95,364	—	—	—	269,445
Depreciation and amortization	75,854	—	29,424	—	—	454	105,732
Earnings (loss) from mine operations	$98,593	$—	$(14,300)	$—	$—	$(454)	$83,839

Other significant items of income and expense
Impairment loss on property, plant and equipment	$117,570	$—	$330,238	$—	$—	$—	$447,808
Exploration and evaluation expenses	840	103	15,947	13,499	1,728	1,725	33,842
Income tax expense (recovery)	45,238	(3,415)	(129,213)	(2,716)	3,608	—	(86,498)

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$68,737	$189,867	$61,716	$419	$6,612	$802	$328,153
Capitalized interest	—	13,160	23,590	—	—	—	36,750

Information about assets and liabilities
Property, plant and equipment	$721,449	$582,895	$2,063,798	$416,197	$203,075	$1,062	$3,988,476
Goodwill	—	92,591	—	—	—	—	92,591
	$721,449	$675,486	$2,063,798	$416,197	$203,075	$1,062	$4,081,067

Debt	$—	$—	$—	$—	$—	$595,977	$595,977

* Presented on an accrual basis, net of pre-commercial production proceeds and excludes asset retirement adjustments.